Inventory (Tables)	12 Months Ended
Aug. 31, 2021
Inventory
Schedule of Inventory
	August 31	August 31
	2021	2020
	$	$
Raw materials	29,648	51,404
Work in progress	-	15,705
Finished goods	-	49,762
	29,648	116,871